INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Corporate Bonds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	$ 8,516	$ 12,118
Unrealised gains/ (losses)*	915	635
Fair value	9,431	12,753	$ 13,245
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Amortised Cost	4,132	4,132
Unrealised gains/ (losses)*	511	558
Fair value	$ 4,643	4,690	$ 5,200
Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage	7.50%
Amortised Cost	$ 0	5,705
Unrealised gains/ (losses)*	0	0
Fair value	$ 0	5,705
Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage	12.00%
Amortised Cost	$ 0	2,281
Unrealised gains/ (losses)*	0	77
Fair value	$ 0	2,358
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage	12.00%
Amortised Cost	$ 3,567	0
Unrealised gains/ (losses)*	404	0
Fair value	$ 3,971	0
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage	7.50%
Amortised Cost	$ 817	0
Unrealised gains/ (losses)*	0	0
Fair value	$ 817	$ 0